Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets Explanatory [Abstract]
Future Minimum Undiscounted Lease Payments
Future minimum undiscounted lease payments under long-term operating leases are as follows:

	December 31,
	2016	2017	2018
	(in thousands)
Within one year	$1,864	$2,252	$1,541
After one year but not more than five years	3,165	1,545	515
More than five years	—	—	2
Total minimum lease payments	$5,029	$3,797	$2,058